Schedule of Anti-dilutive Securities Excluded from Diluted Net Loss (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	410,464,979	175,670,349	838,112,931	61,855,778
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	67,826
Stock Options Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,800,000	1,800,000	1,800,000	5,800,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	204,946,057		235,833,333	8,885,000
Shares to be Issued Upon Conversion of Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	203,651,096	173,870,349	600,479,598	47,170,778